Loan Payable and Related Party Loan (Details) - Schedule of Loan Payable and Related Party Loan (Parentheticals)	Jun. 30, 2023	Dec. 31, 2022	Jun. 25, 2020
Schedule of loan payable [Abstract]
Small and medium enterprises guarantee fund interest rate	0.75%	0.75%	0.0625%